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March 1, 2018	Jimena Acuña Smith
T +1 415 315 2306
jimena.smith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Attn: Kimberly Browning

Re:	Pax World Funds Series Trust III (File Nos. 333-194601, 811-22935) (the “Registrant”) Post-Effective Amendment No. 10 to the Registration Statement

Dear Ms. Browning:

On behalf of the Registrant, in connection with certain principal investment strategy and portfolio management changes, we are filing today by electronic submission via EDGAR pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”), a copy of each of the following:

1.	Prospectus relating to Pax Ellevate Global Women’s Leadership Fund (the “Fund”), a series of the Registrant; and

2.	Statement of Additional Information relating to the Fund (the “Amendment”).

The Registrant requests selective review of this filing in accordance with the U.S. Securities and Exchange Commission’s (“SEC”) release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

Except as indicated below, the disclosure in this filing is substantially similar to disclosure previously reviewed by the staff of the SEC in the Registrant’s filing on Form N-1A filed pursuant to Rule 485(a) of the Securities Act on February 2, 2018 (SEC Accession Number: 0001398344-18-001400). For ease of reference, we have provided to you separately via e-mail blackline copies of the Prospectus and Statement of Additional Information relating to the Fund reflecting the changes indicated below.

Prospectus

The Registrant requests selective review of the sections of the Prospectus listed below, which were updated in connection with certain principal investment strategy and portfolio management changes as well as certain other routine revisions to existing disclosure:

1)	Disclosure in the Fund’s “Principal Investment Strategies,” “Portfolio Managers,” and “About the Funds—Pax Ellevate Global Women’s Leadership Fund”;

2)	Disclosure in “Management, Organization and Capital Structure—Investment Advisers”;

3)	Disclosure in “Management, Organization and Capital Structure—Portfolio Managers”; and

4)	Disclosure in “Important Note Regarding Lost Shareholders”.

Statement of Additional Information

The Registrant requests selective review of the sections of the Statement of Additional Information listed below, which were updated in connection with certain principal investment strategy and portfolio management changes as well as certain other routine revisions to existing disclosure:

1)	Disclosure in the “Trustee and Officers” table;

2)	Disclosure under “Portfolio Managers—Other Accounts Managed” and “Portfolio Management—Ownership of Securities”; and

3)	Disclosure under “Investment Advisory and Other Services—Pax Ellevate Management LLC”.

Please direct any questions you may have with respect to this filing to me at (415) 315-2306.

Very truly yours,

/s/ Jimena Acuña Smith

Jimena Acuña Smith, Esq.

Enclosure

cc:	Joseph F. Keefe, Esq.

Brian D. McCabe, Esq